Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summarized financial information of segments
Summarized financial information of our segment operations for 2012, 2011 and 2010 were as follows:

(Millions)	Health Care	Group Insurance	Large Case Pensions	Corporate Financing	Total Company
2012
Revenue from external customers	$32,608.9	$1,842.0	$1,118.0	$—	$35,568.9
Net investment income	310.1	281.2	327.0	—	918.3
Interest expense	—	—	—	268.8	268.8
Depreciation and amortization expense	445.5	4.4	—	—	449.9
Income taxes (benefits)	950.5	62.3	(2.4)	(122.9)	887.5
Operating earnings (loss) (1)	1,752.1	161.5	17.8	(161.8)	1,769.6
Segment assets	24,245.9	5,697.5	11,551.1	—	41,494.5
2011
Revenue from external customers	$30,793.9	$1,715.2	$172.0	$—	$32,681.1
Net investment income	338.2	266.0	326.6	—	930.8
Interest expense	—	—	—	246.9	246.9
Depreciation and amortization expense	442.2	5.0	—	—	447.2
Income taxes (benefits)	1,106.6	72.6	1.0	(88.1)	1,092.1
Operating earnings (loss) (1)	1,955.7	153.0	20.7	(163.7)	1,965.7
Segment assets	21,697.4	5,392.6	11,503.1	—	38,593.1
2010
Revenue from external customers	$31,023.9	$1,776.1	$162.2	$—	$32,962.2
Net investment income	418.8	275.1	362.4	—	1,056.3
Interest expense	—	—	—	254.6	254.6
Depreciation and amortization expense	437.5	6.9	—	—	444.4
Income taxes (benefits)	954.2	53.0	5.0	(134.8)	877.4
Operating earnings (loss) (1)	1,650.1	128.0	27.8	(250.5)	1,555.4
Segment assets	20,881.5	5,039.3	11,818.6	—	37,739.4

(1)	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 130.

Reconciliation of operating earnings to net income
A reconciliation of operating earnings (1) to net income in 2012, 2011 and 2010 was as follows:

(Millions)	2012	2011	2010
Operating earnings	$1,769.6	$1,965.7	$1,555.4
Net realized capital gains, net of tax	71.0	109.1	183.8
Litigation-related settlement, net of tax	(78.0)	—	—
Transaction and integration-related costs, net of tax	(25.4)	—	(43.1)
Loss on early extinguishment of long-term debt, net of tax	(55.2)	—	—
Severance and/or facilities charge, net of tax	(24.1)	—	(30.8)
Voluntary early retirement program, net of tax	—	(89.1)	—
Litigation-related insurance proceeds, net of tax	—	—	101.5
Net income	$1,657.9	$1,985.7	$1,766.8

(1)
In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:

•
In 2012, we recorded a charge of $78.0 million ($120.0 million pretax) related to the settlement of purported class action litigation regarding Aetna's payment practices related to out-of-network health care providers.

•
In 2012, we incurred transaction and integration-related costs of $25.4 million ($32.6 million pretax) related to the proposed acquisition of Coventry. Transaction costs include advisory, legal and other professional fees which are not deductible for tax purposes and are reflected in our Consolidated Statements of Income in general and administrative expenses. Transaction costs also include the cost of a bridge credit agreement that was in place prior to permanent financing that was obtained in November 2012 for the proposed Coventry acquisition as well as the negative cost of carry associated with such permanent financing. The cost of the bridge credit agreement is reflected in our Consolidated Statements of Income in interest expense. The components of negative cost of carry associated with the permanent financing are reflected in our Consolidated Statements of Income in interest expense, net investment income, and general and administrative expenses.

•	In 2012, we incurred a loss on the early extinguishment of long-term debt of $55.2 million ($84.9 million pretax) related to repurchases of certain of our outstanding senior notes.

•
In 2012, we recorded a severance charge of $24.1 million ($37.0 million pretax). In 2010, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax). The 2012 severance charge and the 2010 severance and facilities charges each related to actions taken that year or committed to be taken in the following year.

•	In 2011, we announced a voluntary early retirement program. In connection with the voluntary early retirement program, we recorded a charge of $89.1 million ($137.0 million pretax) during 2011.

•
In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.

•
Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 from our liability insurers related to certain litigation we settled in 2003.

Revenues from external customers by product
Revenues from external customers by product in 2012, 2011 and 2010 were as follows:

(Millions)	2012	2011	2010
Health care premiums	$28,872.0	$27,189.2	$27,610.6
Health care fees and other revenue	3,736.9	3,604.7	3,413.3
Group life	1,070.1	1,036.7	1,084.9
Group disability	726.0	632.6	639.1
Group long-term care	45.9	45.9	52.1
Large case pensions, excluding a group annuity contract conversion premium	176.6	172.0	162.2
Group annuity contract conversion premium (1)	941.4	—	—
Total revenue from external customers (2) (3)	$35,568.9	$32,681.1	$32,962.2

(1)
In the fourth quarter of 2012, pursuant to a contractual right exercised by a contract holder, an existing group annuity contract converted from a participating to a non-participating contract.  Upon conversion, we recorded a $941.4 million one-time non-cash group annuity conversion premium for this contract and a corresponding $941.4 million one-time non-cash benefit expense on group annuity conversion for this contract.

(2)	All within the U.S., except approximately $775 million, $590 million and $429 million in 2012, 2011 and 2010, respectively, which were derived from foreign customers.

(3)
Revenue from the U.S. federal government was $7.4 billion, $7.0 billion and $7.5 billion in 2012, 2011 and 2010, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2012, 2011 and 2010.

Reconciliation of revenues from external customers to total revenues
The following is a reconciliation of revenue from external customers to total revenues included in our statements of income in 2012, 2011 and 2010:

(Millions)	2012	2011	2010
Revenue from external customers	$35,568.9	$32,681.1	$32,962.2
Net investment income	918.3	930.8	1,056.3
Net realized capital gains	108.7	167.9	227.5
Total revenue	$36,595.9	$33,779.8	$34,246.0